Expense Example - Return Stacked(R) International Stocks & Managed Futures ETF [Member]	May 04, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 100
Expense Example, with Redemption, 3 Years	$ 312